Cash and Cash Equivalents and Short-Term Financial Assets	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Short-Term Financial Assets
10.
CASH AND CASH EQUIVALENTS, AND SHORT-TERM FINANCIAL ASSETS

The table below shows the breakdown of the cash and cash equivalents and short-term financial assets by currencies:

in CHF thousands	Cash and cash equivalents		Short-term financial assets
by currency	As of June 30, 2024	As of December 31, 2023	As of June 30, 2024	As of December 31, 2023
Swiss Franc	13,664	19,144	65,032	33,532
US Dollar	25,162	16,610	8,988	15,148
Euro	4,890	2,020	50	4,644
Iceland Krona	114	542	-	-
Other	22	11	-	-
Total	43,852	38,327	74,070	53,324

Short-term financial assets consist of fixed term bank deposits with maturities between three and six months.